INCOME TAXES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Line Items]
Effective Income Tax Rate Reconciliation, Percent		26.50%	26.50%	25.00%
Operating Loss Carryforwards		$ 13,508
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		26.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%
Subsequent Event [Member]
INCOME TAXES [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	25.00%